Prepaid Expenses and Deposits	12 Months Ended
Dec. 31, 2018
Notes To Financial Statements [Abstract]
Prepaid Expenses and Deposits
	December 31, 2018	December 31, 2017
Prepaid and deposits related to exploration and evaluation expenditures	$519	$730
Other prepaid expenses and deposits	396	437
Total prepaid expenses and deposits	915	1,167
Less: Non-current portion	198	220
Current prepaid expenses and deposits	$717	$947

As at December 31, 2018, the Company had prepaid amounts related to drilling contracts at the Committee Bay project of $116 (December 31, 2017 - $384) and surface rights agreements in Peru of $283 (December 31, 2017 - $268), of which $198 (December 31, 2017 - $220) is non-current.